Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total potentially dilutive shares	3,457,481	1,120,966	3,413,376	745,966
Warrant [Member]
Total potentially dilutive shares	245,696	155,966	155,966	155,966
Options [Member]
Total potentially dilutive shares	3,211,785	965,000	3,257,410	590,000